Accounts receivable	6 Months Ended
Jun. 30, 2023
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Accounts receivable	Accounts receivableAccounts receivable as of June 30, 2023 include unbilled revenue of $89,745 (December 31, 2022 - $149,015) from the Company’s regulated utilities. Accounts receivable as of June 30, 2023 are presented net of allowance for doubtful accounts of $28,646 (December 31, 2022 - $24,857).